UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

               FORM N-QQuarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company



                  Investment Company Act File Number: 811-4321



                     JPMorgan Value Opportunities Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (202) 842-5665

                   Date of fiscal year end: December 31, 2005

                    Date of reporting period: March 31, 2005





                                Jeffrey L. Steele
                     JPMorgan Value Opportunities Fund, Inc.
                             1101 Vermont Avenue, NW
                              Washington, DC 20005
                     (name and address of agent for service)


                                   Copies to:
                             JULIAN E. MARKHAM, Esq.
                               THOMPSON, O'DONNELL
                     1212 New York Avenue, Suite 1000, N.W.
                             Washington, D.C. 20005
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

JPMorgan Value Opportunities Fund
Portfolio of Investments
As of March 31, 2005 (unaudited)

JPMorgan Value Opportunities Fund
Portfolio of Investments
As of March 31, 2005 (unaudited)


Shares         Issuer                                                    Value

           Long-Term Investments - common stocks             98.20%


           Automobiles & Components                           0.24%
30,000         Lear Corp.                                            $   1,330,800.00
                                                                         1,330,800.00

           Capital Goods                                      9.85%
40,400         Eaton Corp.                                               2,642,160.00
825,100        General Electric Corp.                                   29,753,106.00
74,500         Honeywell International                                   2,772,145.00
123,700        Lockheed Martin Corp.                                     7,553,122.00
286,500        Tyco International LTD  (Bermuda)                         9,683,700.00
19,100         United Technologies Corp.                                 1,941,706.00
                                                                        54,345,939.00

           Capital Markets                                    3.47%
95,500         Charles Schwab Corp.                                      1,003,705.00
193,600        Morgan Stanley                                           11,083,600.00
160,800        State Street Corp.                                        7,030,176.00
                                                                        19,117,481.00

           Commercial Banks                                   9.11%
441,100        Bank of America Corp.                                    19,452,510.00
46,600         BB&T Corp.                                                1,821,128.00
63,300         Comerica Inc.                                             3,486,564.00
145,900        Northfork Bancorp Inc.                                    4,047,266.00
57,700         SunTrust Banks, Inc.                                      4,158,439.00
304,800        US Bancorp                                                8,784,336.00
59,400         Wachovia Corp.                                            3,024,054.00
77,200         Washington Mutual Inc.                                    3,049,400.00
40,900         Wells Fargo & Co. Inc.                                    2,445,820.00
                                                                        50,269,517.00

           Commercial Services & Supplies                     0.99%
70,400         Cendant Corp.                                             1,446,016.00
139,000        Waste Management, Inc.                                    4,010,150.00
                                                                         5,456,166.00

           Consumer Durables and Apparel                      2.01%
56,500         Lennar Corp.                                              3,202,420.00
234,700        Jones Apparel Group, Inc.                                 7,860,103.00
                                                                        11,062,523.00

           Consumer Finance                                   4.14%
64,100         Ambac Financial Inc.                                      4,791,475.00
212,300        CIT Group                                                 8,067,400.00
71,200         Genworth Financial Inc.                                   1,959,424.00
327,400        MBNA Corp.                                                8,037,670.00
                                                                        22,855,969.00

           Consumer Staples                                   5.84%
237,500        Altria Group, Inc.                                       15,530,125.00
63,300         CVS Corp.                                                 3,330,846.00
143,100        Coca-Cola                                                 5,962,977.00
41,100         Kimberly-Clark Corp.                                      2,701,503.00
74,300         Kraft Foods Inc.                                          2,455,615.00
41,600         Procter & Gamble Co.                                      2,204,800.00
                                                                        32,185,866.00

           Diversified Financial Services                     4.95%
607,300        Citigroup Inc.                                           27,292,062.00
                                                                        27,292,062.00

           Energy                                            13.13%
66,700         Anadarko Petroleum Corp.                                  5,075,870.00
216,700        ChevronTexaco Corp.                                      12,635,777.00
83,200         ConocoPhillips Inc.                                       8,972,288.00
563,700        Exxon Mobil Corp.                                        33,596,520.00
64,800         Global SantaFe Corp.                                      2,400,192.00
96,300         Rowan Companies                                           2,882,259.00
111,000        Unocal Corp                                               6,847,590.00
                                                                        72,410,496.00

           Health Care Equipment & Services                   3.23%
52,000         AmerisourceBergen Corp.                                   2,979,080.00
21,300         Coventry Healthcare Inc.                                  1,451,382.00
47,300         Wellpoint Inc.                                            5,929,055.00
255,000        Boston Scientific Corp.                                   7,468,950.00
                                                                        17,828,467.00

           Insurance                                          4.92%
42,900         American International Group                              2,377,089.00
105,800        Assurant, Inc.                                            3,565,460.00
28,300         Hartford Financial                                        1,940,248.00
127,700        Renaissance Re Holdings                                   5,963,590.00
360,700        Willis Group Holdings                                    13,299,009.00
                                                                        27,145,396.00

           Materials                                    4.76%
37,100         Air Products and Chemicals, Inc.                          2,348,059.00
193,500        Alcoa Inc.                                                5,880,465.00
104,300        International Paper Co.                                   3,837,197.00
31,507         Nalco Holding Co.                                           593,276.81
166,300        Pactiv Corp.                                              3,883,105.00
123,600        Praxair, Inc.                                             5,915,496.00
74,600         United States Steel Corporation                           3,793,410.00
                                                                        26,251,008.81

           Media                                        6.41%
224,600        Dex Media Corp.                                           4,637,990.00
39,300         Gannett Inc.                                              3,107,844.00
1,179,100      Liberty Media Corp. Class A                              12,227,267.00
53,800         Liberty Media International, Inc.                         2,353,212.00
87,000         Time Warner Inc.                                          1,526,850.00
330,600        Viacom Inc.                                              11,514,798.00
                                                                        35,367,961.00

           Mortgage Finance & Thrifts                   2.56%
27,400         Fannie Mae                                                1,491,930.00
199,900        Freddie Mac                                              12,633,680.00
                                                                        14,125,610.00

           Pharmaceuticals & Biotechnology              0.92%
49,700         Eli Lilly                                                 2,589,370.00
59,300         Wyeth                                                     2,501,274.00
                                                                         5,090,644.00

           Real Estate                                  2.33%
150,000        Equity Office Properties Trust                            4,519,500.00
114,900        Prologis                                                  4,262,790.00
194,200        United Dominion Realty                                    4,052,954.00
                                                                        12,835,244.00

           Retailing                                    2.71%
214,800        Dollar General Corp.                                      4,706,268.00
45,300         Federated Department Stores, Inc.                         2,882,892.00
88,100         Kohls Corporation                                         4,548,603.00
90,000         Staples Inc.                                              2,828,700.00
                                                                        14,966,463.00


           Software and Services                        2.79%
75,400         Affiliated Computer Services, Inc.                        4,014,296.00
143,200        Computer Associates International                         3,880,720.00
146,800        Microsoft Corporation                                     3,548,156.00
179,800        Sabre Holdings Corp.                                      3,934,024.00
                                                                        15,377,196.00

           Technology Hardware & Equipment              2.74%
92,000         Cisco Systems                                             1,645,880.00
246,800        Corning Inc.                                              2,746,884.00
284,567        Hewlett-Packard Co.                                       6,243,399.98
49,200         International Business Machines Corp.                     4,495,896.00
                                                                        15,132,059.98

           Telecommunications Services                  4.84%
28,900         Alltel Corp.                                              1,585,165.00
137,400        SBC Communications Corp.                                  3,255,006.00
300,800        Sprint Corp. FON Group                                    6,843,200.00
423,300        Verizon Communications Corp.                             15,027,150.00
                                                                        26,710,521.00

           Transportation                               1.08%
85,600         Union Pacific Corp.                                       5,966,320.00
                                                                         5,966,320.00

          Utilities                                    5.18%
98,200         Dominion Resources, Inc.                                  7,309,026.00
93,100         Edison International                                      3,232,432.00
55,000         FPL Group, Inc.                                           2,208,250.00
124,300        SCANA Corp.                                               4,750,746.00
107,800        PPL Corp.                                                 5,820,122.00
122,000        Pinnacle West Capital Corp.                               5,186,220.00
                                                                        28,506,796.00



               Total Common Stocks                     98.20%          541,630,506.00
               (cost $536,128,036.23)



               Short Term Investments                  1.80%

9,943,750      JPMorgan Prime Money Market Fund (a)                      9,943,750.00
               (cost $9,943,750)
               Total Investments                                     $ 551,574,255.60
               (cost $546,071,786.20)




For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at March 31, 2005, are as follows:

                                                       Net unrealized
Aggregate     Gross unrealized   Gross Unrealized      appreciation
Cost          appreciation       depreciation          (depreciation)
$546,071,786  $24,441,511        (18,939,041)           $5,502,470


*Security which does not pay a dividend
(a) Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Management, Inc.

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's December 31, 2004 Annual Report.

ITEM 2 - - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Treasurer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

          The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                   JPMorgan Value Opportunities Fund, Inc.

                   By  /S/ Jeffrey L. Steele, President and PEO

                   Date: May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /S/ Jeffrey L. Steele, President and PEO

Date: May 26, 2005



 By /S/ Michael W. Stockton, Treasurer

Date: May 26, 2005